Acquisition of Atlas Bank - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2014
Business Acquisition [Line Items]
Common stock value issued for acquisition		$ 15,500,000
Payment for merger-related expenses		391,000
Atlas Bank [Member]
Business Acquisition [Line Items]
Date of acquisition		Jun. 30, 2014
Common stock shares issued for acquisition	1,044,087
Common stock value issued for acquisition	15,500,000	15,500,000
Payment for merger-related expenses		391,000
Credit losses on non-impaired loans		1,200,000
Credit losses on non-impaired loans, percentage		1.50%
Outstanding principal balance of acquired loans	79,088,000	79,088,000
Outstanding carrying amount of acquired loans	78,725,000	78,725,000
Annual attrition rate		5.00%
Core deposit intangible assets	398,000	398,000
Core deposit intangible assets, percentage		0.82%
Legal expenses		198,000
Investment banking fees		175,000
Other professional service fees		18,000
Atlas Bank [Member] | Residential Mortgage [Member]
Business Acquisition [Line Items]
Number of loans		4
Aggregate carrying values of residential mortgage loans	$ 742,000	$ 742,000